Summary of Significant Accounting Policies (Schedule of Change in Fair Value of the Level III Common Stock Warrant Liability ) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Fair value of stock warrant liability, beginning		$ 122,590	$ 122,590	$ 92,150
Cashless exercises during the period			323,021
Change in fair value during the period			7,263	$ 30,440
Cashless exercise during the period		$ (452,874)	$ (452,874)
Fair value of stock warrant liability, ending				$ 122,590